Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Detailed Information About In Property Plant Equipment Right Of Use Assets
As of December 31, 2021 and 2020, property, machinery and equipment, net and assets for the right-of-use,
net were summarized as
follows:

	2021	2020

Property, machinery and equipment, net	$10,202	10,170
Assets for the right-of-use, net	1,120	1,243

	$11,322	11,413

Disclosure of Net Change in Property, Machinery and Equipment
As of December 31, 2021 and 2020, consolidate
d
 property, machinery and equipment, net and the changes in this line item during 2021, 2020 and 2019, were as follows:

	2021
	Land and mineral reserves	Building	Machinery and equipment	Construction in progress 1	Total

Cost at beginning of period	$4,741	2,438	11,929	1,188	20,296
Accumulated depreciation and depletion	(1,177)	(1,474)	(7,475)	—	(10,126)

Net book value at beginning of period	3,564	964	4,454	1,188	10,170
Capital expenditures	81	159	609	—	849
Stripping costs	18	—	—	—	18

Total capital expenditures	99	159	609	—	867
Disposals 2	(20)	(6)	(80)	—	(106)
Reclassifications 3	(4)	(8)	(29)	(3)	(44)
Depreciation and depletion for the period	(108)	(74)	(542)	—	(724)
Impairment losses	(11)	(9)	(15)	(8)	(43)
Foreign currency translation effects	55	12	(70)	85	82

Cost at end of period	4,801	2,532	11,727	1,262	20,322
Accumulated depreciation and depletion	(1,226)	(1,494)	(7,400)	—	(10,120)

Net book value at end of period	$3,575	1,038	4,327	1,262	10,202

	2020
	Land and mineral reserves	Building	Machinery and equipment	Construction in progress 1	Total	2019 1, 2
Cost at beginning of period	$4,606	2,374	11,519	1,209	19,708	20,642
Accumulated depreciation and depletion	(968)	(1,326)	(6,849)	—	(9,143)	(9,410)

Net book value at beginning of period	3,638	1,048	4,670	1,209	10,565	11,232
Capital expenditures	47	35	482	—	564	737
Stripping costs	18	—	—	—	18	22

Total capital expenditures	65	35	482	—	582	759
Disposals 2	(26)	(7)	(30)	—	(63)	(96)
Reclassifications 3	(10)	(2)	(6)	—	(18)	(402)
Business combinations (note 5.1)	—	—	11	—	11	—
Depreciation and depletion for the period	(134)	(99)	(515)	—	(748)	(633)
Impairment losses	(87)	(54)	(165)	—	(306)	(64)
Foreign currency translation effects	118	43	7	(21)	147	(231)

Cost at end of period	4,741	2,438	11,929	1,188	20,296	19,708
Accumulated depreciation and depletion	(1,177)	(1,474)	(7,475)	—	(10,126)	(9,143)

Net book value at end of period	$3,564	964	4,454	1,188	10,170	10,565

1
As of December 31, 2021, the Maceo plant in Colombia, finalized significantly in 2017, with an annual capacity of approximately 1.3 million tons, has not initiated commercial operations. As of the reporting date, the works related to the access road to the plant remain suspended and the beginning of commercial operations is subject to the successful conclusion of several ongoing processes for the proper operation of the assets and other legal proceedings (note 26.3). As of December 31, 2021, the carrying amount of the plant, is for an amount in Colombian pesos equivalent to $240.

2
In 2021 includes sales of
non-strategic
fixed assets in Spain, the United States and the United Kingdom for $51, $29 and $12, respectively, among others. In 2020, includes sales of non-strategic
fixed assets in the United Kingdom and the United States for $28 and $18, respectively, among others. In 2019, includes sales of non-strategic
fixed assets in Germany, France and the United Kingdom for $32, $12 and $6, respectively, among others.

3
In 2021, refers to the reclassification to
held-for-sale
of the assets in Costa Rica and El Salvador for $43 and $1, respectively. In 2020, refers to the reclassification of the assets in France, Puerto Rico, Colombia and Dominican Republic for $8, $5, $3 and $2, respectively. In 2019, refers to the reclassification to held-for-sale
of the assets in the United States, United Kingdom and Spain for $134, $182 and $86, respectively.

Summary of Recognized Impairment Losses
During the years ended December 31, 2021, 2020 and 2019 impairment losses of fixed assets by country are as follows:

	2021	2020	2019

United States	$18	76	6
Colombia	10	2	3
United Kingdom	5	39	—
Czech Republic	5	—	—
Spain	—	135	—
Puerto Rico	—	20	52
Croatia	—	13	—
Panama	—	12	—
Others	5	9	3

	$43	306	64

Asset for the Right of Use,Net
As of December 31, 2021 and 2020, consolidated asset
s
 for the
right-of-use,
net and the changes in this caption during 2021, 2020 and 2019, were as follows:

	2021
	Land	Buildings	Machinery and equipment	Others	Total

Assets for the right-of-use at beginning of period	$409	457	1,502	21	2,389
Accumulated depreciation	(139)	(253)	(744)	(10)	(1,146)

Net book value at beginning of period	270	204	758	11	1,243
Additions of new leases	59	22	143	3	227
Cancellations and remeasurements	(28)	(19)	(87)	–	(134)
Depreciation	(17)	(37)	(226)	(3)	(283)
Foreign currency translation effects	(36)	26	80	(3)	67

Assets for the right-of-use at end of period	395	401	1,513	21	2,330
Accumulated depreciation	(147)	(205)	(845)	(13)	(1,210)

Net book value at end of period	$248	196	668	8	1,120

	2020
	Land	Buildings	Machinery and equipment	Others	Total	2019
Assets for the right-of-use at beginning of period	$366	471	1,417	11	2,265	2,073
Accumulated depreciation	(117)	(233)	(625)	(5)	(980)	(851)

Net book value at beginning of period	249	238	792	6	1,285	1,222
Additions of new leases	42	38	127	6	213	274
Cancellations and remeasurements	(7)	(17)	(51)	(1)	(76)	(52)
Business combinations (note 5.1)	13	—	—	—	13	—
Reclassifications	—	—	—	—	—	35
Depreciation	(28)	(35)	(173)	(3)	(239)	(288)
Foreign currency translation effects	1	(20)	63	3	47	94

Assets for the right-of-use at end of period	409	457	1,502	21	2,389	2,265
Accumulated depreciation	(139)	(253)	(744)	(10)	(1,146)	(980)

Net book value at end of period	$270	204	758	11	1,243	1,285